Non Current Liabilities - Employee Benefits	12 Months Ended
Jun. 30, 2025
Non-current Liabilities [member]
Statements [Line Items]
Non Current Liabilities - Employee Benefits	NOTE 19. NON-CURRENT LIABILITIES – EMPLOYEE BENEFITS

	Consolidated
	June 30, 2025 A$	June 30, 2024 A$
Long service leave	230,441	179,603
Provision for retirement payment	35,450	23,575

	265,891	203,178